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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              INDEX SERIES
                              S&P 500 TRUST 2
                              S&P MIDCAP TRUST
                              (A UNIT INVESTMENT TRUST)
                              O   MONTHLY INCOME
                              O   DIVERSIFICATION
                              O   REINVESTMENT OPTION



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
[PaineWebber Incorporated]     offense.
Dean Witter Reynolds Inc.      Prospectus dated April 27, 1999.


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Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks or bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, DECEMBER 31, 1998.


CONTENTS
                                                                PAGE
                                                          -----------
S&P 500 Trust 2 Risk/Return Summary                                3
S&P 500 MidCap Trust Risk/Return Summary................           5
What You Can Expect From Your Investment................           7
   Income...............................................           7
   Records and Reports..................................           7
The Risks You Face......................................           7
   Litigation and Legislation Risks.....................           7
Selling Units...........................................           7
   Sponsors' Secondary Market...........................           7
   Selling Units to the Trustee.........................           7
How The Fund Works......................................           8
   Pricing..............................................           8
   Evaluations..........................................           8
   Income...............................................           8
   Expenses.............................................           9
   Portfolio Changes....................................           9
   Fund Termination.....................................           9
   Certificates.........................................           9
   Trust Indenture......................................          10
   Legal Opinion........................................          11
   Auditors.............................................          11
   Sponsors.............................................          11
   Trustee..............................................          11
   Underwriters' and Sponsors' Profits..................          12
   Public Distribution..................................          12
   Code of Ethics.......................................          12
   Year 2000 Issues.....................................          12
Taxes...................................................          12
Supplemental Information................................          13
Financial Statements....................................         D-1


                                       2
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S&P 500 TRUST 2 RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        O The objective of this Defined Fund is designed to produce investment results corresponding to the performance of the Standard & Poor's 500 Stock Price Composite Index.
       2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Portfolio contains 500 common stocks structured to mirror, as closely as possible, the total return of the S&P 500 Index.



-- With a single, convenient purchase, you can participate in the total return performance of an index broadly representing the market. This diversification reduces the risk of selecting individual stocks or market sectors.



        O The Fund plans to hold the stocks in the Portfolio for approximately 18 years. The Fund will terminate by February 28, 2017.
       3.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Fund.
        o The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.



       4.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want current monthly income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of many different issuers.
           The Fund is not appropriate for you if you are unwilling to take the risk involved with an equity investment.



       5.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           ESTIMATED ANNUAL OPERATING EXPENSES
                                                          AMOUNT
                                                     PER 1,000 UNITS
                                                     ---------------
                                                        $    0.77
           Trustee's Fee
                                                        $    0.39
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                        $    0.96
           Other Operating Expenses
                                                     ---------------
                                                        $    2.12
           TOTAL



           The Sponsors historically paid updating expenses.
           INVESTOR FEES
           You will pay an up-front sales fee of approximately 2.25%. The fee will be reduced for quantity purchases, as follows:



                                              YOUR MAXIMUM
                                                 SALES FEE
                    IF YOU INVEST:                WILL BE:
           --------------------------------  -----------------
           Less than $25,000                          2.25%
           $25,000 to $49,999                         2.00%
           $50,000 to $74,999                         1.75%
           $75,000 to $99,999                         1.50%
           $100,000-$249,999                          1.25%
           $250,000-$999,999                          1.00%
           $1,000,000-$4,999,999                      0.75%
           $5,000,000-$14,999,999                     0.50%
           $15,000,000 or more                        0.25%



       6.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed. However, stocks may be purchased or sold to reflect changes in the Index. The Sponsors monitor the portfolio and may instruct the Trustee to sell securities under certain limited circumstances.


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S&P 500 TRUST 2 RISK/RETURN SUMMARY (CONTINUED)


       7.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsors.
           UNIT PRICE PER 1,000 UNITS           $2,745.06
           (as of December 31, 1998)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       8.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsors or the Trustee for the net asset value determined at the close of business on the date of sale.

       9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays monthly distributions of any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.
      10.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Fund. Unless you choose reinvestment, you will receive your income distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on designated exchanges.


                                       4
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--------------------------------------------------------------------------------

S&P 500 MIDCAP TRUST RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        O The objective of this Defined Fund is designed to produce investment results corresponding to the performance of the Standard & Poor's MidCap 400 Stock Price Composite Index.
       2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Portfolio contains 400 common stocks structured to mirror, as closely as possible, the total return of the S&P MidCap 400 Index.



-- With a single, convenient purchase, you can participate in the total return performance of an index broadly representing the market. This diversification reduces the risk of selecting individual stocks or market sectors.



        O The Fund plans to hold the stocks in the Portfolio for approximately 18 years. The Fund will terminate by February 28, 2017.
       3.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Fund.
        o The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.



       4.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want current monthly income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of many different issuers.
           The Fund is not appropriate for you if you are unwilling to take the risk involved with an equity investment.



       5.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           ESTIMATED ANNUAL OPERATING EXPENSES
                                                          AMOUNT
                                                    PER 1,000 UNITS
                                                     ---------------
                                                        $    0.83
           Trustee's Fee
                                                        $    0.39
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                        $    0.98
           Other Operating Expenses
                                                     ---------------
                                                        $    2.20
           TOTAL



           The Sponsors historically paid updating expenses.
           INVESTOR FEES
           You will pay an up-front sales fee of approximately 2.25%. The fee will be reduced for quantity purchases, as follows:



                                              YOUR MAXIMUM
                                                 SALES FEE
                    IF YOU INVEST:                WILL BE:
           --------------------------------  -----------------
           Less than $25,000                          2.25%
           $25,000 to $49,999                         2.00%
           $50,000 to $74,999                         1.75%
           $75,000 to $99,999                         1.50%
           $100,000-$249,999                          1.25%
           $250,000-$999,999                          1.00%
           $1,000,000-$4,999,999                      0.75%
           $5,000,000-$14,999,999                     0.50%
           $15,000,000 or more                        0.25%



       6.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed. However, stocks may be purchased or sold to reflect changes in the Index. The Sponsors monitor the portfolio and may instruct the Trustee to sell securities under certain limited circumstances.

--------------------------------------------------------------------------------

       7.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsors.
           UNIT PRICE PER 1,000 UNITS           $1,752.04
           (as of December 31, 1998)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       8.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsors or the Trustee for the net asset value determined at the close of business on the date of sale.

       9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays monthly distributions of any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.
      10.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Fund. Unless you choose reinvestment, you will receive your income distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on designated exchanges.

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WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

Because the Fund generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
   o changes to the Portfolio because of sales of securities;
   o changes in the Fund's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o annual reports on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the Fund by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio securities, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate

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authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

Units are charged an initial sales fee.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual income per unit, after deducting estimated annual Fund expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Fund and, to a lesser degree, upon the level of sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of monthly distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the Income Account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from these accounts amounts it considers appropriate to pay any material

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   liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors' fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the Portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

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TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Trustee for the S&P 500 Trust 2 is The Chase Manhattan Bank, Customer Service Retail Department, Bowing Green Staton, P.O. Box 5187, New York, N.Y. 10274-5187 1-800-323-1508. The Trustee for the S&P MidCap Trust is the Bank of New York,101 Barclay Street--17W, New York, New York 10268, is the Trustee. Each Trustee supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsors before the settlement date for your units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Fund, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summarizes the material income tax consequences of holding Units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund intends to quality for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Fund's dividend income and of the Fund's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Fund's taxable income not attributable to the Fund's net capital gain. Distributions to you in excess of the Fund's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions. You should consult your tax adviser.

Distributions to you of the Fund's net capital gain that are designated as capital gain dividend will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss will generally be long-term if you have held your investment which produces the gain or loss for more than one year and short-term if you have held it for one year or less. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you will generally be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
  of Defined Asset Funds -
  Equity Investor Fund Index Series,
  S&P 500 Trust - 2:

We have audited the accompanying statement of condition of Defined Asset Funds - Equity Investor Fund Index Series, S&P 500 Trust - 2, including the portfolio, as of December 31, 1998 and the related statements of operations and of changes in net assets for the years ended December 31, 1998, 1997 and 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1998, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Equity Investor Fund Index Series, S&P 500 Trust - 2 at December 31, 1998 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

New York, N.Y.
March 17, 1999

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $266,898,106) (Note 1)                                        $470,835,777
  Dividends receivable                                                       502,871
  Receivable for securities sold or redeemed                               2,613,317
  Receivable for unit creations                                           14,601,364

            Total trust property                                         488,553,329
LESS LIABILITIES:
  Advance from Trustee                                  $  13,919,895
  Payable for securities purchased                          5,242,311     19,162,206

NET ASSETS, REPRESENTED BY:
  174,907,722 units of fractional
    undivided interest outstanding (Note 3)               469,024,031
  Undistributed net investment income                         367,092   $469,391,123

UNIT VALUE ($469,391,123 / 174,907,722 units)                               $2.68365


                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENTS OF OPERATIONS


                                                            Years Ended December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Dividend income                                   $  6,206,686  $ 5,437,111   $ 4,340,209
  Trustee's fees and expenses                           (283,672)   (263,578)      (207,657)
  Sponsors' fees                                         (65,594)    (38,939)       (42,468)

  Net investment income                                5,857,420    5,134,594     4,090,084

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain on securities sold or
    redeemed                                          29,054,094    8,835,928     3,767,972
  Unrealized appreciation of investments              67,393,815   71,135,157    33,208,147

  Net realized and unrealized gain on
    investments                                       96,447,909   79,971,085    36,976,119

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $102,305,329  $85,105,679   $41,066,203


                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                          Years Ended December 31,
                                                      1998          1996          1998

OPERATIONS:
  Net investment income                           $  5,857,420  $  5,134,594  $  4,090,084
  Realized gain on securities sold or
    redeemed                                        29,054,094     8,835,928     3,767,972
  Unrealized appreciation of investments            67,393,815    71,135,157    33,208,147

  Net increase in net assets resulting from
    operations                                     102,305,329    85,105,679    41,066,203

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income                                            (5,794,392)   (5,052,051)   (4,215,040)
  Principal                                        (23,521,054)   (8,451,033)   (1,301,160)

  Total distributions                              (29,315,446) (13,503,084)    (5,516,200)

CAPITAL SHARE TRANSACTIONS (Note 4):
  Issuances of 27,246,670, 24,145,777 and
    42,186,123 units, respectively                  68,522,390    47,828,865    65,351,906
  Redemptions of 10,048,419, 2,668,129 and
    2,549,484 units, respectively                  (23,380,945)   (5,411,755)   (4,398,518)

NET CAPITAL SHARE TRANSACTIONS                      45,141,445    42,417,110    60,953,388

NET INCREASE IN NET ASSETS                         118,131,328   114,019,705    96,503,391

NET ASSETS AT BEGINNING OF YEAR                    351,259,795   237,240,090   140,736,699

NET ASSETS AT END OF YEAR                         $469,391,123  $351,259,795  $237,240,090

PER UNIT:
  Income distributions during year                    $0.03429      $0.03335      $0.03330

  Principal distributions during year                 $0.13853      $0.05397      $0.00962

  Net asset value at end of year                      $2.68365      $2.22726      $1.74144

TRUST UNITS OUTSTANDING AT END OF YEAR             174,907,722   157,709,471   136,231,823


                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at market value; for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on the current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Dividend income is recorded on the ex-dividend date.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

Cost of 174,907,722 units at Dates of Deposit                 $273,804,852
Less sales charge                                                6,161,158
Net amount applicable to Holders                               267,643,694
Redemptions of units - net cost of 16,928,857 units
  redeemed less redemption amounts                             (11,095,771)
Realized gain on securities sold or redeemed                    42,795,634
Principal distributions                                        (34,257,197)
Net unrealized appreciation of investments                     203,937,671

Net capital applicable to Holders                             $469,024,031

4.   REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Chase Manhattan Bank.

5.   INCOME TAXES

     As of December 31, 1998 net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $203,937,671 of which $210,735,305 related to appreciated securities and $6,797,634 related to depreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $266,898,106 at December 31, 1998.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

1    Microsoft Corp.             117,500   $  4,265,269   $ 16,295,781   3.4610%
2    General Electric Company    154,400      6,212,754     15,758,450   3.3469%
3    Intel Corp.                  78,600      3,098,277      9,319,013   1.9792%
4    Wal-Mart Stores, Inc.       106,200      3,152,584      8,648,663   1.8369%
5    Exxon Corp.                 114,600      4,846,024      8,380,125   1.7798%
6    Merck & Co., Inc.            56,100      3,616,314      8,285,269   1.7597%
7    International Business       44,000      2,542,998      8,129,000   1.7265%
8    Coca-Cola Company           116,200      4,616,660      7,770,875   1.6504%
9    Pfizer, Inc.                 61,200      2,315,272      7,676,775   1.6305%
10   Cisco Systems Inc.           74,450      1,841,265      6,909,891   1.4676%
11   Lucent Technologies          62,020      1,934,249      6,822,200   1.4490%
12   A T & T Corp.                85,100      3,694,446      6,403,775   1.3601%
13   Bristol-Myers Squibb         46,800      2,237,981      6,262,425   1.3301%
14   MCI Worldcom Inc.            86,382      2,542,083      6,197,909   1.3164%
15   Philip Morris Company       114,700      3,398,200      6,136,450   1.3033%
16   Procter & Gamble Co.         62,500      2,755,554      5,707,031   1.2121%
17   Johnson & Johnson            63,400      2,691,095      5,317,675   1.1294%
18   Citicorp                    107,042      2,997,210      5,298,555   1.1254%
19   SBC Communications           92,194      2,603,563      4,943,903   1.0500%
20   Bankamerica Corp.            81,526      2,993,623      4,901,751   1.0411%
21   Royal Dutch Petroleum       101,100      3,520,134      4,840,163   1.0280%
22   American International       49,437      2,124,644      4,776,850   1.0145%
23   Bellsouth Corp.              93,000      1,781,425      4,638,375   0.9851%
24   Lilly (Eli) & Co.            51,800      1,545,217      4,603,725   0.9778%
25   Home Depot Inc.              73,700      1,553,976      4,509,519   0.9578%
26   Dell Computer Corp.          60,000        606,844      4,391,250   0.9327%
27   Bell Atlantic Corp.          73,188      2,332,431      3,878,964   0.8238%
28   Schering-Plough              69,300      1,096,283      3,828,825   0.8132%
29   Federal National Mortgage    48,900      1,550,225      3,618,600   0.7685%
30   Time Warner, Inc.            57,800      1,430,733      3,587,213   0.7619%
31   Abbott Laboratories          71,500      1,575,487      3,503,500   0.7441%
32   AmericaHome Product          62,100      1,653,419      3,497,006   0.7427%
33   America Online               22,000      3,203,006      3,412,750   0.7248%
34   Compaq Computer Corp.        80,098      1,311,221      3,359,110   0.7134%
35   Ford Motor Company           57,000      1,346,378      3,345,188   0.7105%
36   Hewlett-Packard Co.          48,900      1,947,687      3,340,481   0.7095%
37   Ameritech Corp.              52,000      1,417,372      3,295,500   0.6999%
38   Mobil Corp.                  36,700      1,902,531      3,197,488   0.6791%
39   Wells Fargo & Co.            76,200      1,836,483      3,043,238   0.6463%
40   GTE Corp.                    45,500      1,874,557      2,957,500   0.6281%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

41   Warner-Lambert Company       38,700   $    868,192     $2,909,756   0.6180%
42   The Walt Disney Co.          96,500      2,113,602      2,895,000   0.6149%
43   First Union Corp.            46,714      2,126,724      2,840,795   0.6034%
44   Pepsico, Inc.                69,100      1,769,846      2,828,781   0.6008%
45   Du Pont (E.I) De Nemours     53,100      2,104,957      2,817,619   0.5984%
46   Banc One Corp.               55,172      1,933,844      2,817,220   0.5983%
47   Chase Manhattan (New)        39,820      1,366,984      2,710,249   0.5756%
48   Chevron Corp.                30,700      1,692,424      2,546,181   0.5408%
49   Gillette Company             52,300      1,640,459      2,526,744   0.5367%
50   Unilever N.V                 30,200      1,139,061      2,504,713   0.5320%
51   McDonald's Corp.             31,900      1,306,100      2,444,338   0.5191%
52   Tyco International           30,390      1,037,921      2,292,546   0.4869%
53   General Motors Corp.         30,800      1,631,830      2,204,125   0.4681%
54   American Express Company     21,300      1,038,988      2,177,925   0.4626%
55   Federal Home Loan Mortgage   32,000        729,695      2,062,000   0.4379%
56   EMC Corp/Mass                23,600        378,655      2,006,000   0.4261%
57   Oracle Corporation           45,812        853,995      1,975,643   0.4196%
58   Airtouch Communication       27,000        773,644      1,947,375   0.4136%
59   Morgan Stanley Dean Witter   27,182      1,108,087      1,929,922   0.4099%
60   Xerox Corp.                  15,500        776,349      1,829,000   0.3885%
61   Motorola, Inc.               28,300      1,544,620      1,728,069   0.3670%
62   Medtronic, Inc.              23,100        645,616      1,715,175   0.3643%
63   Sprint Corp. FON Group       20,300        869,337      1,707,738   0.3627%
64   Texas Instruments, Inc       18,400        571,013      1,574,350   0.3344%
65   Northern Telecom, Ltd.       30,720      1,084,665      1,539,840   0.3270%
66   GAP, Inc.                    27,325        351,560      1,537,031   0.3264%
67   Boeing Co.                   47,112      1,609,634      1,537,029   0.3264%
68   US West Communication        23,722        753,059      1,533,034   0.3256%
69   Sun Microsystems, Inc.       17,900        398,216      1,532,688   0.3255%
70   Allstate Corp                38,668        891,262      1,493,552   0.3172%
71   Anheuser-Busch               22,500        759,012      1,476,563   0.3136%
72   Associates First Capital     34,058        833,937      1,443,208   0.3065%
73   Bank of New York Co.         35,800        510,124      1,440,950   0.3060%
74   Tele-Communications, Inc.    25,400        502,549      1,404,938   0.2984%
75   Monsanto Co.                 29,500        781,652      1,401,250   0.2976%
76   Safety Inc.                  22,900      1,111,996      1,395,469   0.2964%
77   Kimberly-Clark Corp.         25,520        889,156      1,390,840   0.2954%
78   Walgreen Co.                 23,500        407,694      1,376,219   0.2923%
79   Pharmacia & Upjohn           23,950        854,217      1,356,169   0.2880%
80   Carnival Corp.               28,100      1,207,355      1,348,800   0.2865%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

81   Minnesota Mining & Mfg       18,900  $   1,232,430  $   1,344,263   0.2855%
82   Mediaone Group Inc.          28,600        568,579      1,344,200   0.2855%
83   Texaco, Inc.                 25,200      1,058,273      1,332,450   0.2830%
84   Colgate-Palmolive Company    13,800        616,665      1,281,675   0.2722%
85   Waste Management, Inc.       27,110      1,327,781      1,264,004   0.2685%
86   Emerson Electric Co.         20,800        853,431      1,258,400   0.2673%
87   Amgen, Inc.                  12,000        560,144      1,254,750   0.2665%
88   U. S. Bancorp                34,200        935,231      1,214,100   0.2579%
89   Viacom, Inc. Class B         16,400        701,174      1,213,600   0.2578%
90   Sara Lee Corp.               43,000        737,342      1,212,063   0.2574%
91   Fleet Financial Group        26,800        707,569      1,197,625   0.2544%
92   Schlumberger, Ltd.           25,700      1,076,795      1,185,413   0.2518%
93   AlliedSignal Inc.            26,400        689,891      1,169,850   0.2485%
94   Electronic Data Systems      23,200        934,660      1,165,800   0.2476%
95   Campbell Soup Company        21,100        644,037      1,160,500   0.2465%
96   United Technologies          10,600        556,533      1,152,750   0.2448%
97   Automatic Data Processing    14,200        552,319      1,138,663   0.2418%
98   National City Corp.          15,600        837,061      1,131,000   0.2402%
99   Dayton Hudson Corp.          20,700        368,295      1,122,975   0.2385%
100  Merrill Lynch & Company      16,700        653,018      1,114,725   0.2368%
101  Eastman Kodak Co.            15,300        949,676      1,101,600   0.2340%
102  Duke Energy                  17,100        812,647      1,095,469   0.2327%
103  CBS Corp.                    33,300        693,219      1,090,575   0.2316%
104  Computer Associates          25,362        661,933      1,081,055   0.2296%
105  Washington Mutual, Inc.      27,998      1,018,952      1,069,174   0.2271%
106  Charles Schwab Corp.         18,900        354,290      1,061,944   0.2255%
107  Comcast Corp. Special        17,400        391,023      1,021,163   0.2169%
108  CVS Corp.                    18,400        453,203      1,012,000   0.2149%
109  Firstar                      10,600        983,680        985,800   0.2094%
110  Atlantic Richfield           15,100        913,483        985,275   0.2093%
111  Heinz (H.J.) Company         17,050        583,796        965,456   0.2051%
112  Southern Company             32,900        736,861        956,156   0.2031%
113  Dow Chemical                 10,400        763,495        945,750   0.2009%
114  American General Corp.       11,900        500,557        928,200   0.1971%
115  Household International      22,779        518,965        902,618   0.1917%
116  Fifth Third Bancorp          12,525        417,247        893,189   0.1897%
117  Enron Corp.                  15,600        615,546        890,175   0.1891%
118  MBNA Corporation             35,432        312,123        883,586   0.1877%
119  Baxter International         13,500        481,231        868,219   0.1844%
120  J.P. Morgan & Company         8,200        697,433        861,513   0.1830%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

121  Gannett Co.                  13,300    $   470,379    $   857,850   0.1822%
122  Lowe's Companies, Inc.       16,600        287,144        849,713   0.1805%
123  Raytheon Co.-CL.B            15,900        719,056        846,675   0.1798%
124  Mellon Bank Corp.            12,300        371,680        845,625   0.1796%
125  Pitney-Bowes, Inc.           12,800        342,578        845,600   0.1796%
126  Wachovia Corp.                9,600        524,211        839,400   0.1783%
127  Sunamerica Inc.              10,250        456,920        831,531   0.1766%
128  Lockheed Martin Corp.         9,245        637,785        783,514   0.1664%
129  Guidant Corp.                 7,100        244,646        782,775   0.1663%
130  Caterpillar Inc.             16,900        534,419        777,400   0.1651%
131  Alltel Corp.                 12,900        472,564        771,581   0.1639%
132  Sears, Roebuck & Co.         18,100        686,454        769,250   0.1634%
133  PNC Bank Corp.               14,200        482,652        768,575   0.1632%
134  Cendant Corporation          40,248      1,007,955        767,228   0.1630%
135  Suntrust Banks Inc.           9,900        376,695        757,350   0.1609%
136  3Com Corp.                   16,900        784,984        757,331   0.1608%
137  Columbia HCA Healthcare Co.  30,438        969,782        753,341   0.1600%
138  Cigna Corp.                   9,700        369,254        749,931   0.1593%
139  Burlington Northern          22,100        598,379        745,875   0.1584%
140  Applied Materials Inc.       17,400        364,080        742,763   0.1578%
141  Albertson's, Inc.            11,600        399,546        738,775   0.1569%
142  Costco Companies, Inc.       10,204        254,086        736,601   0.1564%
143  Kroger Company               12,100        231,081        732,050   0.1555%
144  Conagra Inc.                 23,100        475,541        727,650   0.1545%
145  Cardinal Health, Inc.         9,500        435,379        720,813   0.1531%
146  Bestfoods                    13,500        455,838        718,875   0.1527%
147  Marsh & Mclennan Company     12,100        449,303        707,094   0.1502%
148  Seagram Company, Ltd.        18,600        624,080        706,800   0.1501%
149  Keycorp                      21,400        437,758        684,800   0.1454%
150  Illinois Tool Works          11,800        392,337        684,400   0.1454%
151  Clear Channel Comm.          12,400        486,579        675,800   0.1435%
152  Ascend Communications        10,200        503,244        670,650   0.1424%
153  May Department Store         11,000        479,529        664,125   0.1411%
154  First Data Corp.             20,900        710,244        662,269   0.1407%
155  Coca-Cola Enterprises Inc.   18,500        540,375        661,375   0.1405%
156  Kellogg Company              19,100        658,213        651,788   0.1384%
157  International Paper          14,500        579,341        649,781   0.1380%
158  Compuware Corporation         8,300        655,181        648,438   0.1377%
159  Staples Inc.                 14,700        412,388        642,206   0.1364%
160  Aluminum Company of America   8,600        477,079        641,238   0.1362%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

161  Tellabs Inc.                  9,200    $   321,293    $   630,775   0.1340%
162  Williams Companies           20,200        409,372        629,988   0.1338%
163  HBO & Co.                    21,900        526,734        628,256   0.1334%
164  Texas Utilities Company      13,300        529,765        620,944   0.1319%
165  Federal Express Corp.         6,940        298,861        617,660   0.1312%
166  Halliburton Co.              20,700        558,798        613,238   0.1302%
167  Rite Aid Corp.               12,200        245,304        604,663   0.1284%
168  Hartford Financial Services  11,000        312,478        603,625   0.1282%
169  Consolidated Edison          11,000        358,406        581,625   0.1235%
170  Progressive Corp.             3,400        376,326        575,875   0.1223%
171  Clorox Co.                    4,900        213,395        572,381   0.1216%
172  Textron, Inc.                 7,500        320,266        569,531   0.1210%
173  Norfolk Southern Corporation 17,900        462,439        567,206   0.1205%
174  PG&E Corporation             18,000        494,138        567,000   0.1204%
175  IMS Health, Inc.              7,500        252,158        565,781   0.1202%
176  Penney (J.C) Co., Inc        12,000        596,908        562,500   0.1195%
177  BB&T Corp.                   13,900        442,785        560,344   0.1190%
178  General Mills, Inc.           7,200        439,566        559,800   0.1189%
179  Avon Products, Inc.          12,400        253,115        548,700   0.1165%
180  Nike, Inc. Class B           13,500        472,221        547,594   0.1163%
181  BankBoston Corporation       13,900        398,109        541,231   0.1150%
182  Amp Inc.                     10,300        389,273        536,244   0.1139%
183  Loews Corp.                   5,400        407,884        530,550   0.1127%
184  State Street Corp.            7,600        417,299        528,675   0.1123%
185  Union Pacific Co.            11,700        553,954        527,231   0.1120%
186  Aetna Inc.                    6,700        469,229        526,788   0.1119%
187  FPL Group, Inc.               8,500        371,886        523,813   0.1113%
188  Interpublic Group Cos. Inc.   6,500        232,814        518,375   0.1101%
189  Phillips Petroleum Corp.     12,000        440,288        511,500   0.1086%
190  Micron Technology, Inc.      10,100        330,258        510,681   0.1085%
191  AMR Corp.                     8,600        366,877        510,625   0.1085%
192  Providian Financial           6,700        124,224        502,500   0.1067%
193  Comerica Inc.                 7,350        258,180        501,178   0.1064%
194  Chubb Corp.                   7,700        381,189        499,538   0.1061%
195  Boston Scientific Co.        18,500        413,701        496,031   0.1054%
196  Becton Dickinson & Company   11,600        207,615        495,175   0.1052%
197  Wrigley (WM.) JR Co.          5,500        311,131        492,594   0.1046%
198  Corning Inc.                 10,900        339,534        490,500   0.1042%
199  PPG Industries, Inc.          8,300        385,068        483,475   0.1027%
200  Computer Sciences Co.         7,500        254,938        483,281   0.1026%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

201  Archer-Daniels-Midland       27,994    $   433,278    $   481,147   0.1022%
202  Weyerhaeuser Co.              9,400        423,587        477,638   0.1014%
203  American Stores Co.          12,900        206,534        476,494   0.1012%
204  Ralston-Ralston Purina       14,700        301,504        475,913   0.1011%
205  Mcgraw-Hill Companies         4,600        229,510        468,625   0.0995%
206  Service Corp. International  12,200        287,102        464,363   0.0986%
207  Edison International         16,600        326,786        462,725   0.0983%
208  Kohls Corporation             7,500        412,744        460,781   0.0979%
209  Masco Corp.                  16,000        271,276        460,000   0.0977%
210  Omnicom Group                 7,900        321,806        458,200   0.0973%
211  BMC Software, Inc.           10,200        606,200        454,538   0.0965%
212  RJR Nabisco Holdings         15,300        386,537        454,219   0.0965%
213  Northern Trust Corp.          5,200        359,813        454,025   0.0964%
214  Conseco Inc.                 14,832        562,667        453,303   0.0963%
215  Sprint Corp. (PCS Group)     19,550        156,065        452,094   0.0960%
216  Aon Corp.                     8,050        339,794        445,769   0.0947%
217  Honeywell Inc.                5,900        309,471        444,344   0.0944%
218  Peco Energy Co.              10,600        287,841        441,225   0.0937%
219  TJX Companies, Inc.          15,200        138,830        440,800   0.0936%
220  Fred Myer Inc.                7,300        350,153        439,825   0.0934%
221  Rockwell International        9,000        393,313        437,063   0.0928%
222  USX-Marathon Group           14,500        325,336        436,813   0.0928%
223  Air Products & Chemical      10,900        320,380        436,000   0.0926%
224  Public Service Entertain.    10,800        319,632        432,000   0.0918%
225  Sysco Corp.                  15,700        238,054        430,769   0.0915%
226  Houston Industries           13,400        312,081        430,475   0.0914%
227  Dominion Resources            9,200        364,604        430,100   0.0913%
228  CSX Corp.                    10,300        447,028        427,450   0.0908%
229  American Electric Power       9,000        346,994        423,563   0.0900%
230  Federated Dept. Stores        9,700        313,227        422,556   0.0897%
231  Regions Financial Co.        10,400        404,800        419,250   0.0890%
232  Solectron Corp.               4,500        400,444        418,219   0.0888%
233  Hershey Foods Corp.           6,700        241,280        416,656   0.0885%
234  Fort James Corp.             10,400        390,052        416,000   0.0884%
235  Unisys Corp.                 12,000        169,769        413,250   0.0878%
236  AES Corporation               8,500        309,719        402,688   0.0855%
237  Paychex, Inc.                 7,700        391,363        396,069   0.0841%
238  Unicom Corporation           10,200        284,660        393,338   0.0835%
239  Lincoln National Corp.        4,800        242,036        392,700   0.0834%
240  St. Paul Companies           11,100        355,197        385,725   0.0819%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

241  Dover Corp.                  10,500    $   206,939    $   384,563   0.0817%
242  Bankers Trust Corporation     4,500        394,381        384,469   0.0817%
243  Tenet Healthcare Corp.       14,600        329,009        383,250   0.0814%
244  Franklin Resources Inc.      11,900        630,626        380,800   0.0809%
245  Quaker Oats Company           6,400        239,878        380,800   0.0809%
246  Unum Corp.                    6,500        210,471        379,438   0.0806%
247  United Healthcare Co.         8,800        449,646        378,950   0.0805%
248  Gateway 2000                  7,400        420,270        378,788   0.0805%
249  Jefferson-Pilot Corp.         5,012        182,254        375,900   0.0798%
250  SLM Holding Corp.             7,800        380,496        374,400   0.0795%
251  Deere & Co.                  11,200        382,074        371,000   0.0788%
252  Tribune Company               5,600        207,990        369,600   0.0785%
253  Goodyear Tire & Rubber        7,300        347,029        368,194   0.0782%
254  Firstenergy Corp.            11,200        274,927        364,700   0.0775%
255  Ingersoll-Rand Company        7,750        227,626        363,766   0.0773%
256  Entergy Corp.                11,600        335,509        361,050   0.0767%
257  Tricon Global Restaurant      7,180        146,737        359,898   0.0764%
258  Summit Bancorp                8,200        407,173        358,238   0.0761%
259  Capital One Financial         3,100        383,918        356,500   0.0757%
260  Kmart Corp.                  23,200        344,081        355,250   0.0755%
261  Southwest Airlines           15,825        200,572        355,073   0.0754%
262  General Dynamics Corp.        6,000        193,693        351,750   0.0747%
263  Seagate Technology Inc.      11,600        358,488        350,900   0.0745%
264  Coastal Corp.                10,000        199,779        349,375   0.0742%
265  Delta Airlines, Inc.          6,700        301,485        348,400   0.0740%
266  Barrick Gold Corp.           17,600        453,922        343,200   0.0729%
267  Marriott International       11,800        350,765        342,200   0.0727%
268  Danaher Corp.                 6,300        288,171        342,169   0.0727%
269  Mercantile Stores Company     7,400        408,870        341,325   0.0725%
270  Transamerica Corp.            2,900        212,514        334,950   0.0711%
271  Carolina Power & Lighting     7,100        233,769        334,144   0.0710%
272  Unocal Corp.                 11,400        356,962        332,738   0.0707%
273  Nextel Comm.                 13,500        430,781        318,938   0.0677%
274  Dana Corp.                    7,772        337,722        317,681   0.0675%
275  Newell Company                7,700        207,794        317,625   0.0675%
276  TRW, Inc.                     5,600        227,166        314,650   0.0668%
277  Winn-Dixie Stores, Inc.       7,000        235,479        314,125   0.0667%
278  Limited, Inc.                10,700        212,936        311,638   0.0662%
279  Mattel, Inc.                 13,597        328,550        310,182   0.0659%
280  MBIA                          4,700        261,639        308,144   0.0654%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                       Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

281  Pioneer Hi-Bred Int'l.       11,400    $   260,364    $   307,800   0.0654%
282  Healthsouth Corp             19,900        444,033        307,206   0.0652%
283  Synovus Financial Co.        12,600        276,555        307,125   0.0652%
284  UST, Inc.                     8,800        271,971        306,900   0.0652%
285  Novell, Inc                  16,600        285,216        300,875   0.0639%
286  Huntington Bancshare          9,950        309,118        299,122   0.0635%
287  New York Times Company        8,600        149,054        298,313   0.0634%
288  Burlington Resources          8,300        373,144        297,244   0.0631%
289  Pacificorp                   14,000        285,586        294,875   0.0626%
290  DTE Holdings Inc. Co.         6,800        221,009        291,550   0.0619%
291  Union Planters Corp.          6,400        319,445        290,000   0.0616%
292  Alcan Aluminum, Ltd.         10,700        296,404        289,569   0.0615%
293  Cincinnati Financial          7,900        349,490        289,338   0.0615%
294  Sempra Energy                11,265        259,754        285,849   0.0607%
295  Genuine Parts Company         8,525        236,861        285,055   0.0605%
296  Donnelley (R.R.) & Sons       6,400        224,889        280,400   0.0596%
297  Ameren Company                6,500        257,925        277,469   0.0589%
298  Frontier Corp.                8,100        190,236        275,400   0.0585%
299  Occidental Petroleum         16,300        376,615        275,063   0.0584%
300  Safeco Corp.                  6,400        237,775        274,800   0.0584%
301  Central & Southwest Corp.    10,000        269,925        274,375   0.0583%
302  Tenneco, Inc.                 8,000        331,192        272,500   0.0579%
303  Baker Hughes, Inc.           15,390        353,549        272,211   0.0578%
304  General Instrument Corp.      7,900        158,339        268,106   0.0569%
305  Union Carbide Corp.           6,300        241,534        267,750   0.0569%
306  Countrywide Credit Inds.      5,300        185,565        265,994   0.0565%
307  Provident Companies           6,400        228,870        265,600   0.0564%
308  GPU Inc.                      6,000        196,525        265,125   0.0563%
309  Navistar International        5,400        261,120        263,250   0.0559%
310  V F Corp.                     5,600        170,335        262,500   0.0558%
311  Maytag Corp.                  4,200         89,054        261,450   0.0555%
312  Praxair, Inc.                 7,400        242,064        260,850   0.0554%
313  Apple Computer Inc.           6,300        215,433        257,906   0.0548%
314  Fortune Brands, Inc.          8,100        222,932        256,163   0.0544%
315  Cinergy Corp.                 7,427        206,591        255,303   0.0542%
316  Dun & Bradstreet Corp.        7,900        169,754        249,344   0.0530%
317  Avery Dennison Corp.          5,500        163,129        247,844   0.0526%
318  Golden West Financial         2,700        176,123        247,556   0.0526%
319  Consolidated Natural          4,500        210,648        243,000   0.0516%
320  Nordstrom, Inc.               7,000        153,206        242,813   0.0516%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                      Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

321  Lehman Brothers Hold          5,500    $   317,213    $   242,344   0.0515%
322  Brown-Forman Corp.            3,200        125,785        242,200   0.0514%
323  Eaton Corp.                   3,400        219,395        240,338   0.0510%
324  Georgia-Pacific Corp.         4,100        224,464        240,106   0.0510%
325  Sherwin-Williams Co.          8,100        163,672        237,938   0.0505%
326  Ceridian Corp.                3,400        142,051        237,363   0.0504%
327  Autozone Inc.                 7,200        195,283        237,150   0.0504%
328  Johnson Controls Ind          4,000        145,711        236,000   0.0501%
329  Equifax, Inc.                 6,900        225,076        235,894   0.0501%
330  Hilton Hotels Corp.          12,300        235,660        235,238   0.0500%
331  Rohm & Haas Co.               7,800        173,899        234,975   0.0499%
332  Circuit City Group            4,700        140,653        234,706   0.0498%
333  Northrop Grumman Corp.        3,200        252,185        234,000   0.0497%
334  Cooper Industries, Inc.       4,900        215,570        233,669   0.0496%
335  Browning-Ferris Industries    8,200        253,304        233,188   0.0495%
336  Torchmark Corp.               6,600        150,570        233,063   0.0495%
337  Republic New York             5,100        203,660        232,369   0.0494%
338  Black & Decker Corp.          4,100        142,199        229,856   0.0488%
339  Columbia Energy Group         3,900        126,870        225,225   0.0478%
340  Perkin-Elmer Corp.            2,300        132,794        224,394   0.0477%
341  Owen-Illinois Inc.            7,300        268,809        223,563   0.0475%
342  Rubbermaid, Inc.              7,100        206,636        223,206   0.0474%
343  Hasbro Inc.                   6,175        151,760        223,072   0.0474%
344  Union Camp Corp.              3,300        164,565        222,750   0.0473%
345  Int'l Flavors & Fragrance     5,000        223,291        220,938   0.0469%
346  Ecolab Inc.                   6,100         94,638        220,744   0.0469%
347  Baltimore Gas & Elec          7,000        185,856        216,125   0.0459%
348  Alza Corp Company             4,100        125,503        214,225   0.0455%
349  Amerada Hess Corp.            4,300        227,019        213,925   0.0454%
350  Biomet, Inc.                  5,300         90,705        213,325   0.0453%
351  US Airways group NC           4,100        148,161        213,200   0.0453%
352  Dow Jones & Co.               4,400        163,033        211,750   0.0450%
353  Block H&R, Inc.               4,700        178,754        211,500   0.0449%
354  Parametric Technology        12,800        281,111        209,600   0.0445%
355  Peoplesoft Inc.              11,000        363,863        208,313   0.0442%
356  Toys R US,Inc.(Holdg)Corp.   12,300        368,607        207,563   0.0441%
357  Times Mirror Co. Cl. A        3,700        143,866        207,200   0.0440%
358  MGIC Investment Group         5,200        197,145        207,025   0.0440%
359  Dollar General                8,725        313,510        206,128   0.0438%
360  Allergan Inc.                 3,100        103,949        200,725   0.0426%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                      Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

361  Sealed Air Corp.              3,929    $   251,890    $   200,625   0.0426%
362  Northern States Power         7,200        173,838        199,800   0.0424%
363  Whirlpool Corp.               3,600        192,891        199,350   0.0423%
364  Bear Stearns Co. Inc.         5,300        302,290        198,088   0.0421%
365  P P & L Resources Inc.        7,100        170,368        197,913   0.0420%
366  Advanced Micro Devices        6,800        163,803        196,775   0.0418%
367  ITT Industries                4,900        118,957        194,775   0.0414%
368  Tandy Corp.                   4,700        114,044        193,581   0.0411%
369  Knight-Rider, Inc.            3,700        127,811        189,163   0.0402%
370  Allegheny Teledyne Inc.       9,227        181,815        188,577   0.0401%
371  Grainger (W.W), Inc.          4,500        162,140        187,313   0.0398%
372  Champion International        4,500        188,350        182,250   0.0387%
373  Crown Cork & Seal Co.         5,800        263,696        178,713   0.0380%
374  Kla-Tencor Corporation        4,100        263,613        177,838   0.0378%
375  Nucor Corp.                   4,100        207,462        177,325   0.0377%
376  Anadarko Petroleum Corp.      5,700        190,400        175,988   0.0374%
377  Harcourt General, Inc.        3,300        137,646        175,519   0.0373%
378  Willamette Industries         5,200        172,719        174,200   0.0370%
379  Ashland Inc.                  3,600        138,986        174,150   0.0370%
380  Parker-Hannifin Corp          5,150        120,542        168,663   0.0358%
381  Eastman Chemical Company      3,725        218,874        166,694   0.0354%
382  Supervalu, Inc.               5,700         94,208        159,600   0.0339%
383  Sunoco Inc.                   4,400        141,583        158,675   0.0337%
384  Reynolds Metals Co.           3,000        177,913        158,063   0.0336%
385  Bausch & Lomb, Inc.           2,600        113,078        156,000   0.0331%
386  Laidlaw Inc.                 15,500        164,138        155,969   0.0331%
387  HCR Manor Care Inc.           5,250        129,523        154,219   0.0328%
388  Temple-Inland, Inc.           2,600        134,318        154,213   0.0328%
389  Fluor Corporation             3,600        200,030        153,225   0.0325%
390  Paccar, Inc.                  3,680        115,964        151,340   0.0321%
391  Pall Corp.                    5,833        131,439        147,648   0.0314%
392  Adobe Systems, Inc.           3,100        138,494        144,925   0.0308%
393  Niagara Mohawk Power          8,800        126,228        141,900   0.0301%
394  Dillards, Inc.                5,000        174,948        141,875   0.0301%
395  Newmont Mining Corp.          7,847        310,414        141,736   0.0301%
396  Sonat, Inc.                   5,200        197,926        140,725   0.0299%
397  Humana Inc.                   7,900        202,233        140,719   0.0299%
398  Mead Corporation              4,800        126,635        140,700   0.0299%
399  Morton Int'l, Inc.            5,700        136,466        139,650   0.0297%
400  Harris Corp.                  3,800        117,999        139,175   0.0296%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                      Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

401  Deluxe Corp.                  3,800    $   135,119    $   138,938   0.0295%
402  Sigma-Aldrich                 4,700        114,508        138,063   0.0293%
403  Phelps Dodge Corp.            2,700        166,866        137,363   0.0292%
404  Placer Dome, Inc.            11,800        236,463        135,700   0.0288%
405  American Greetings Company    3,300         95,954        135,506   0.0288%
406  Engelhard Corp.               6,700        134,638        130,650   0.0277%
407  Wendy's International         5,900        113,320        128,694   0.0273%
408  Hercules, Inc.                4,700        203,369        128,663   0.0273%
409  Westvaco Corp.                4,750        133,447        127,359   0.0270%
410  Thermo Electron Corp.         7,500        277,450        127,031   0.0270%
411  Mirage Resorts Inc.           8,500        216,632        126,969   0.0270%
412  Centex Corp.                  2,800         58,951        126,175   0.0268%
413  Goodrich (B.F.) Company       3,500        123,571        125,563   0.0267%
414  Bard (C.R), Inc.              2,500         77,781        123,750   0.0263%
415  Raychem Corp.                 3,700        114,179        119,556   0.0254%
416  Dardan Restaurants            6,500         45,400        117,000   0.0248%
417  Thomas & Betts Corp.          2,700        110,354        116,944   0.0248%
418  Stanley Inc.                  4,200        113,515        116,550   0.0248%
419  Apache Corp.                  4,600        159,186        116,438   0.0247%
420  Armstrong World Ind.          1,900        112,783        114,594   0.0243%
421  Silicon Graphics, Inc         8,800        246,809        113,300   0.0241%
422  Great Lakes Chemical          2,800        158,023        112,000   0.0238%
423  Brunswick Corp.               4,500         97,981        111,375   0.0237%
424  ST. Jude Medical, Inc.        4,000        133,120        110,750   0.0235%
425  LSI Logic Corp.               6,700        213,535        108,038   0.0229%
426  Union Pacific Resource       11,838        300,088        107,282   0.0228%
427  Nat'l Semiconductor Corp.     7,800        160,590        105,300   0.0224%
428  Consolidated Stores           5,200        218,791        104,975   0.0223%
429  Mallinckrodt Group Inc.       3,400        122,351        104,763   0.0223%
430  Homestake Mining             11,300        158,090        103,819   0.0220%
431  King World Production         3,400         64,580        100,088   0.0213%
432  Crane Co.                     3,275         55,788         98,854   0.0210%
433  USX-U.S. Steel Group          4,200        139,229         96,600   0.0205%
434  Nalco Chemical Co.            3,100        106,299         96,100   0.0204%
435  Coors (Adolph) Class B        1,700         38,496         95,944   0.0204%
436  Snap-On, Inc.                 2,750         82,861         95,734   0.0203%
437  Bemis, Inc.                   2,500         75,263         94,844   0.0201%
438  Liz Claiborne, Inc.           3,000         98,723         94,688   0.0201%
439  Meredith Corporation          2,500         51,750         94,688   0.0201%
440  Autodesk, Inc.                2,200         71,438         93,913   0.0199%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                      Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

441  Louisiana-Pacific Company     5,100    $   135,298     $   93,394   0.0198%
442  Nicor, Inc.                   2,200         65,094         92,950   0.0197%
443  Owens Corning Com.            2,600        101,641         92,138   0.0196%
444  Nationsbank Corp.             3,180         54,224         90,630   0.0192%
445  FMC Corp.                     1,600        113,499         89,600   0.0190%
446  Ryder System, Inc.            3,400         91,609         88,400   0.0188%
447  Kerr-Mcgee Corp.              2,200        128,341         84,150   0.0179%
448  Boise Cascade Corp.           2,700         88,641         83,700   0.0178%
449  Inco, Ltd                     7,800        229,171         82,338   0.0175%
450  Freeport Mcmoran Corp.        7,800        212,688         81,413   0.0173%
451  Scientific- Atlanta           3,500         61,743         79,844   0.0170%
452  National SVC Industries       2,000         60,706         76,000   0.0161%
453  Harrah's Entertainment        4,800        120,857         75,300   0.0160%
454  Case Corp.                    3,400        168,670         74,163   0.0158%
455  Cooper Tire & Rubber          3,600         94,763         73,575   0.0156%
456  Cummins Engine Co.            2,000         84,384         71,000   0.0151%
457  Alberto-Culver Co.            2,600         44,444         69,388   0.0147%
458  McDermott International       2,800         69,953         69,125   0.0147%
459  Peoples Energy Corp.          1,700         54,441         67,788   0.0144%
460  Longs Drug Stores, Inc.       1,800         38,380         67,500   0.0143%
461  Oryx Energy Co.               5,000         92,056         67,188   0.0143%
462  Andrew Corp.                  4,030         97,640         66,495   0.0141%
463  Tektronix, Inc.               2,200         68,022         66,138   0.0140%
464  Cabletron Systems             7,800        227,921         65,325   0.0139%
465  Shared Medical System         1,300         56,324         64,838   0.0138%
466  Ball Corp.                    1,400         41,398         64,050   0.0136%
467  Millipore Corp.               2,100         62,145         59,719   0.0127%
468  E G & G, Inc.                 2,100         43,430         58,406   0.0124%
469  Pulte Corp.                   2,000         33,003         55,625   0.0118%
470  Fleetwood Enterprise          1,600         44,674         55,600   0.0118%
471  W.R Grace & Co.               3,500         30,377         54,906   0.0117%
472  Briggs & Stratton Company     1,100         44,079         54,863   0.0117%
473  Ikon Office Solution          6,400        199,027         54,800   0.0116%
474  The Timken Company            2,900         61,741         54,738   0.0116%
475  Kaufman & Broad Home          1,900         31,789         54,625   0.0116%
476  Worthington Industries        4,350         83,269         54,375   0.0115%
477  Oneok, Inc.                   1,500         41,314         54,188   0.0115%
478  Great Atlantic & Pacific      1,800         49,369         53,325   0.0113%
479  Potlatch Corp.                1,400         60,087         51,625   0.0110%
480  Bethlehem Steel Corp          6,100         89,470         51,088   0.0109%


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1998



                                                                      Percentage
                                                                        of Total
Portfolio                                                                Market
No.     Common Stocks            Shares      Cost (1)       Value (1)     Value

481  Eastern Enterprises           1,100     $   36,974     $   48,125   0.0102%
482  Pep Boy-Manny, Moe & Jack     3,000         80,731         47,063   0.0100%
483  Fruit of The Loom Inc.        3,400         91,633         46,963   0.0100%
484  Helmerich & Payne             2,400         53,551         46,500   0.0099%
485  Moore Corp., Ltd.             4,200         79,204         46,200   0.0098%
486  Battle Mountain Gold         10,800         86,853         44,550   0.0095%
487  Jostens, Inc.                 1,700         38,208         44,519   0.0095%
488  Tupperware Corporation        2,700        119,829         44,381   0.0094%
489  Cyprus/Amax Minerals          4,300        105,041         43,000   0.0091%
490  Reebok International          2,700         91,429         40,163   0.0085%
491  Polaroid Corp.                2,100         79,455         39,244   0.0083%
492  Rowan Companies, Inc.         3,900         53,245         39,000   0.0083%
493  Aeroquip-Vickers, Inc.        1,300         42,284         38,919   0.0083%
494  Data General Corp.            2,300         41,053         37,806   0.0080%
495  NACCO Industries, IN            400         22,471         36,800   0.0078%
496  Milacron Inc.                 1,800         43,646         34,650   0.0074%
497  Russell Corp.                 1,700         50,873         34,531   0.0073%
498  Springs Industries              800         35,484         33,150   0.0070%
499  Asarco, Inc.                  1,900         54,345         28,619   0.0061%
500  Foster Wheeler Corp.          1,900         68,008         25,056   0.0053%
501  Harnishfeger Industries       2,200         72,848         22,413   0.0048%

     TOTALS                    8,117,466   $266,898,106   $470,835,777 100.0000%

(1) See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Defined Asset Funds - Equity Investor Fund
   Index Series, S&P Midcap Trust:

 We have audited the accompanying statement of condition of Defined Asset Funds - Equity Investor Fund Index Series, S&P Midcap Trust, including the portfolio, as of December 31, 1998 and the related statements of operations and of changes in net assets for the years ended December 31, 1998, 1997 and 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1998, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Equity Investor Fund Index Series, S&P Midcap Trust at December 31, 1998 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.


 DELOITTE & TOUCHE LLP

 New York, N.Y.
 March 15, 1999

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENT OF CONDITION
 AS OF DECEMBER 31, 1998


 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $94,497,809) (Note 1)...................                $112,494,633
   Dividends receivable............................                      81,839
   Receivable from securties sold..................                  13,660,653
   Receivable from units created...................                  10,355,319
                                                                 _______________

             Total trust property..................                 136,592,444

LESS LIABILITIES:
  Advance from trustee............................. $ 10,788,320
  Accrued expenses.................................       57,186
  Payable for securties purchased..................    2,948,792     13,794,298
                                                    ____________ ______________

 NET ASSETS, REPRESENTED BY:
     71,666,875 units of fractional undivided
     interest outstanding (Note 3).................  122,734,770
   Undistributed net investment income.............       63,376
                                                    ____________
                                                                   $122,798,146
                                                                 ==============

 UNIT VALUE ($122,798,146/71,666,875 units).........                   $1.71346
                                                                 ==============




                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENTS OF OPERATIONS



                                                    .........Years Ended December 31,.........
                                                          1998          1997          1996
                                                    __________________________________________
 INVESTMENT INCOME:
   Dividend income.................................   $ 1,301,738  $ 1,137,334   $ 1,041,090
   Trustee's fees and expenses.....................      (128,720)    (128,718)      (78,290)
   Sponsors' fees .................................       (24,158)      (2,449)      (21,131)
                                                    __________________________________________

   Net investment income...........................     1,148,860    1,006,167       941,669
                                                    __________________________________________

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................    26,528,231    8,040,846     5,238,839
   Unrealized appreciation (depreciation)
     of investments................................    (9,055,120)  13,838,901     4,556,231
                                                     __________________________________________

   Net realized and unrealized gain on
     investments...................................    17,473,111   21,879,747     9,795,070
                                                    __________________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................   $18,621,971  $22,885,914   $10,736,739
                                                    ==========================================




                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENTS OF CHANGES IN NET ASSETS



                                                    .........Years Ended December 31,.........
                                                          1998          1997          1996
                                                    __________________________________________
 OPERATIONS:
   Net investment income...........................  $  1,148,860  $ 1,006,167   $   941,669
   Realized gain on securities sold
      or redeemed..................................    26,528,231    8,040,846     5,238,839
   Unrealized appreciation (depreciation)
      of investments...............................    (9,055,120)  13,838,901     4,556,231
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................    18,621,971   22,885,914    10,736,739
                                                    __________________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................    (1,159,944)    (946,032)   (1,025,567)
   Principal.......................................   (17,276,624)  (7,083,369)   (5,092,080)
                                                    __________________________________________

   Total distributions.............................   (18,436,568)  (8,029,401)   (6,117,647)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS:
   Issuance of 19,617,727, 8,266,165 and 9,721,981
     additional units, respectively ...............    34,580,318   13,613,877    13,212,226
   Redemptions of 3,694,169, 2,071,441 and 1,164,262
     units, respectively ..........................    (6,109,494)  (3,299,904)   (1,514,682)
                                                    __________________________________________

   Net capital share transactions..................    28,470,824   10,313,973    11,697,544
                                                    __________________________________________

 NET INCREASE IN NET ASSETS........................    28,656,227   25,170,486    16,316,636

 NET ASSETS AT BEGINNING OF YEAR...................    94,141,919   68,971,433    52,654,797
                                                    __________________________________________

 NET ASSETS AT END OF YEAR.........................  $122,798,146  $94,141,919   $68,971,433
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       .01856        .01796        .02198
                                                    ==========================================
   Principal distributions during year.............       .26442        .12801        .10691
                                                    ==========================================
   Net asset value at end of year..................       1.71346      1.68885       1.39200
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............    71,666,875   55,743,317    49,548,593
                                                    ==========================================



                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at market value; for securities listed on a national securities exchange, value is based on the closing price on such exchange and for securities not so listed, value is based on the current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend date.


  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL

     Cost of 71,666,875 units at Date of Deposit...................................... $ 97,683,492
     Less sales charge................................................................    2,198,074
                                                                                       _______________
     Net amount applicable to Holders.................................................   95,485,418
     Redemptions of units - net cost of 8,242,839 units redeemed less redemption
       amounts........................................................................   (2,508,896)
     Realized gain on securities sold or redeemed.....................................   44,412,636
     Principal distributions..........................................................  (32,651,212)
     Net unrealized appreciation of investments.......................................   17,996,824
                                                                                       _______________

     Net capital applicable to Holders................................................ $122,734,770
                                                                                       ===============

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 NOTES TO FINANCIAL STATEMENTS

  4. INCOME TAXES

     As of December 31, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $17,996,824, of which $26,658,603 related to appreciated securities and $8,661,779 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $94,497,809 at December 31, 1998.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
 1 Aflac Inc.                           35,474 $   734,726 $   1,560,929   1.39 %
2 Office Depot Inc.                    32,850     823,313     1,213,497   1.08 %
3 Network Associates                   16,250     674,194     1,076,563   0.96 %
4 Mckesson Corp.                       12,400     545,072       980,375   0.87 %
5 Cintas Corporation                   13,200     436,516       929,775   0.83 %
6 Harley Davidson Inc.                 19,200     408,324       909,600   0.81 %
7 Linear Technology Corporation         9,400     411,150       841,888   0.75 %
8 Cadence Design Sys. Inc.             27,800     522,455       827,050   0.74 %
9 Lexmark Intl. Group Inc.              8,200     301,925       824,100   0.73 %
10 Century Telephone Enterprises       11,525     321,546       777,938   0.69 %
11 Marshall & Ilsley Corporation       13,300     494,858       777,219   0.69 %
12 Best Buy Inc.                       12,600     250,020       773,325   0.69 %
13 Southtrust Corporation              20,675     528,464       763,683   0.68 %
14 Biogen Inc.                          9,200     332,560       763,600   0.68 %
15 Washington Post                      1,300     523,884       751,319   0.67 %
16 Molex Inc.                          19,528     426,321       744,505   0.66 %
17 Altera Corporation                  12,200     333,347       742,675   0.66 %
18 Maxim Integrated Products           16,400     398,438       716,475   0.64 %
19 Watson Pharmaceuticals              11,200     337,743       704,200   0.63 %
20 Paine Webber Group                  17,950     414,135       693,319   0.62 %
21 Health Management                   31,450     494,735       680,106   0.60 %
22 Kansas City Southern Industries Inc.13,700     317,362       673,869   0.60 %
23 Stryker Corporation                 12,100     341,500       666,256   0.59 %
24 Allegiance Corporation              14,100     244,966       657,413   0.58 %
25 Cincinnati Bell, Inc                17,100     575,205       646,594   0.57 %
26 Analog Devices Inc.                 20,400     375,398       640,050   0.57 %
27 CMS Energy Corporation              13,000     439,391       629,688   0.56 %
28 Starbucks Coffee                    11,200     400,525       628,600   0.56 %
29 Keyspan Energy Corporation          19,950     636,165       618,450   0.55 %
30 Tyson Foods                         29,000     531,043       616,250   0.55 %
31 Old Kent                            13,205     420,565       614,033   0.55 %
32 First Tennessee National Corp.      16,100     314,143       612,806   0.54 %
33 Zion Bancorp                         9,800     457,638       611,275   0.54 %
34 Bed Bath & Beyond                   17,400     263,532       593,775   0.53 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
35 ADC Telecomunication                16,900 $   379,451 $     587,275   0.52 %
36 Chiron Corporation                  22,400     427,110       586,600   0.52 %
37 Xilinx, Inc.                         9,000     298,373       586,125   0.52 %
38 Charter One Financial Inc.          20,978     593,866       582,140   0.52 %
39 American Power Conversion Corp.     12,000     251,474       581,250   0.52 %
40 Saks Incorporated                   17,860     553,696       563,706   0.50 %
41 Vulcan Material Co.                  4,200     319,945       552,563   0.49 %
42 First Security Corporation          23,630     350,574       552,351   0.49 %
43 Florida Progress Corporation        12,150     421,788       544,472   0.48 %
44 Leggett & Platt Inc.                24,700     403,975       543,400   0.48 %
45 Forest Laboratories Inc.            10,200     265,851       542,513   0.48 %
46 Allied Waste Industry               22,900     542,163       541,013   0.48 %
47 Intuit Inc.                          7,400     341,302       536,500   0.48 %
48 GAC                                 10,000     530,031       530,031   0.47 %
49 Fiserv Inc.                         10,300     283,063       529,806   0.47 %
50 Conford EFS, Inc.                   13,200     528,537       528,537   0.47 %
51 Allegheny Energy Inc.               15,300     424,698       527,850   0.47 %
52 Reliastar                           11,400     502,328       525,825   0.47 %
53 El Paso Natural Gas Co.             15,100     408,099       525,669   0.47 %
54 Sungard Data Systems Inc.           13,200     371,975       523,875   0.47 %
55 AMBAC Financial Group                8,700     350,953       523,631   0.47 %
56 Quintiles Trans                      9,800     470,897       523,075   0.46 %
57 Sterling Commerce Inc.              11,511     353,585       517,995   0.46 %
58 Citrix Systems Inc.                  5,300     388,193       514,431   0.46 %
59 Robert Half International           11,500     412,558       513,906   0.46 %
60 T. Rowe Price Assoc.                15,000     342,815       513,750   0.46 %
61 NCR Corporation                     12,300     407,066       513,525   0.46 %
62 Mylan Labs                          16,150     364,154       508,725   0.45 %
63 Genzyme Corp. General               10,100     267,231       502,475   0.45 %
64 Federal-Mogul Corporation            8,400     386,476       499,800   0.44 %
65 Tosco Corporation                   19,200     435,365       496,800   0.44 %
66 U.S. Filter Corporation             21,562     612,539       493,231   0.44 %
67 Hillenbrand Industries Inc.          8,400     416,222       477,750   0.42 %
68 Family Dlr. Stores Inc.             21,600     214,700       475,200   0.42 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
69 Symbol Technologies                  7,425 $   168,361 $     474,736   0.42 %
70 Teco Energy                         16,500     401,449       465,094   0.41 %
71 LG & E Energy                       16,300     403,755       461,494   0.41 %
72 Abercrombie & Fitch                  6,500     315,456       459,875   0.41 %
73 Synopsys Inc.                        8,400     364,192       455,700   0.41 %
74 Wisconsin Energy                    14,400     407,676       452,700   0.40 %
75 Qualcomm Inc Com                     8,700     451,952       450,769   0.40 %
76 Pacificare Health Sys-B Inc.         5,656     418,484       449,652   0.40 %
77 Pinnacle West Cap. Corporation      10,600     323,210       449,175   0.40 %
78 Quantum Corporation                 21,100     334,879       448,375   0.40 %
79 Nipsco Inds Inc                     14,700     306,829       447,431   0.40 %
80 Energy East Corporation              7,900     261,094       446,350   0.40 %
81 Teradyne, Inc.                      10,500     254,353       444,938   0.40 %
82 Storage Technology                  12,500     302,109       444,531   0.40 %
83 Bergen Brunswig Corporation         12,650     172,085       441,169   0.39 %
84 Edward A.G. Inc.                    11,787     278,878       439,066   0.39 %
85 DPL Inc Com                         20,200     411,785       436,825   0.39 %
86 SCI Systems Inc.                     7,500     249,413       433,125   0.39 %
87 North Fork Bancor                   17,850     450,074       427,284   0.38 %
88 Shaw Industries Inc.                17,600     289,533       426,800   0.38 %
89 Electronic Arts                      7,600     266,390       426,550   0.38 %
90 Scana Corporation                   13,000     343,028       419,250   0.37 %
91 Greenpoint Finance                  11,900     377,236       417,988   0.37 %
92 Centocor Inc.                        8,800     260,747       397,100   0.35 %
93 Potomac Electric Power Company      14,900     371,199       392,056   0.35 %
94 Comverse Tecnology                   5,500     263,106       390,500   0.35 %
95 Montana Power Company                6,900     198,434       390,281   0.35 %
96 Omnicare, Inc.                      11,200     345,467       389,200   0.35 %
97 Old Republic International          17,050     424,363       383,625   0.34 %
98 Viad Corporation                    12,500     231,195       379,688   0.34 %
99 Dime Bancorp Inc.                   14,300     359,397       378,056   0.34 %
100 The Finova Group, Inc.              7,000     319,549       377,563   0.34 %
101 Siebel Sys Inc.                    11,100     303,788       376,706   0.33 %
102 Sonoco Products Co.                12,715     324,824       376,682   0.33 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
103 Dial Corporation                   12,900 $   216,156 $     372,488   0.33 %
104 Litton Industries Inc.              5,700     264,134       371,925   0.33 %
105 Barnes & Noble                      8,600     230,553       365,500   0.32 %
106 New England Electric                7,500     294,196       360,938   0.32 %
107 Martin Marietta Materials           5,800     222,078       360,688   0.32 %
108 Sundstrand Corporation              6,900     260,665       357,938   0.32 %
109 Keane Ins.                          8,800     475,896       351,450   0.31 %
110 Telephone & Data                    7,700     315,975       346,019   0.31 %
111 Promus Hotel Corporation           10,687     378,545       345,992   0.31 %
112 Sybron International Corporation   12,700     275,431       345,281   0.31 %
113 International Game Technology      14,100     298,447       342,806   0.30 %
114 Mercantile Bankshare Corporation    8,900     205,827       342,650   0.30 %
115 American Water Works               10,100     234,642       340,875   0.30 %
116 Hibernia Bancorp                   19,600     272,722       340,550   0.30 %
117 Solutia Inc.                       15,200     346,380       340,100   0.30 %
118 IBP Inc.                           11,600     228,909       337,850   0.30 %
119 American Financial Group Hldg.      7,700     262,697       337,838   0.30 %
120 Transocean Offshore Inc.           12,600     421,238       337,838   0.30 %
121 Apollo Group Inc.                  10,800     336,388       336,388   0.30 %
122 SEPR                                3,900     334,537       334,537   0.30 %
123 Conectiv                           13,475     291,749       330,138   0.29 %
124 Lear Corporation                    8,400     444,131       323,400   0.29 %
125 Dollar Tree Stores                  7,400     231,169       323,288   0.29 %
126 Protective Life C                   8,100     298,424       322,481   0.29 %
127 Comdisco Inc.                      19,044     203,178       321,368   0.29 %
128 Arrow Electronics Inc.             12,000     261,807       320,250   0.28 %
129 Whitman Corp.                      12,600     218,895       319,725   0.28 %
130 Legato Systems                      5,000     319,063       319,063   0.28 %
131 Midamerican Energy Co.             11,800     207,133       317,125   0.28 %
132 American Standard                   8,800     403,709       316,800   0.28 %
133 Ipalco Enterprises                  5,700     182,005       315,994   0.28 %
134 Hubbell Inc. Class B                8,240     302,722       313,120   0.28 %
135 Interstate Energy                   9,700     315,780       312,825   0.28 %
136 Nova                                9,000     282,678       312,188   0.28 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
137 Consolidated Paper Inc.            11,300 $   293,837 $     310,750   0.28 %
138 Diebold Inc.                        8,668     233,227       309,339   0.27 %
139 McCormick & Co. Inc.                9,100     244,197       307,694   0.27 %
140 IMC Global Inc.                    14,300     486,437       305,663   0.27 %
141 Hormel (Geo A) & Co.                9,200     268,058       301,300   0.27 %
142 AH Bello Corporation               15,100     305,147       301,056   0.27 %
143 Flowers Industries Inc.            12,550     179,658       300,416   0.27 %
144 Total Rental Care                  10,100     312,505       298,581   0.27 %
145 Lincare Hldgs                       7,300     269,494       296,106   0.26 %
146 Puget Sound Energy, Inc.           10,600     277,711       295,475   0.26 %
147 First Virginia Banks Inc.           6,250     227,486       293,750   0.26 %
148 OGE Energy Corporation             10,100     219,154       292,900   0.26 %
149 CCB Financial Cor.                  5,100     260,366       290,700   0.26 %
150 Miller Herman Inc.                 10,800     150,938       290,250   0.26 %
151 Snyder Communication                8,600     287,718       290,250   0.26 %
152 U.S. Foodservice                    5,900     213,451       289,100   0.26 %
153 Jones Apparel Group                13,100     221,690       289,019   0.26 %
154 Sovereign Bancorp                  20,000     335,525       285,000   0.25 %
155 Southdown Incorporated              4,800     250,863       284,100   0.25 %
156 Bowater Inc.                        6,800     283,744       281,775   0.25 %
157 Hannaford Bros. Co.                 5,300     165,673       280,900   0.25 %
158 Georgia Pacific Timber Group       11,600     282,262       276,225   0.25 %
159 Utilicorp United                    7,500     241,687       275,156   0.24 %
160 Stewart Enterprises, Inc.          12,300     274,041       273,675   0.24 %
161 Associated Banc. Corp.              7,975     308,776       272,645   0.24 %
162 Avnet, Inc.                         4,500     224,495       272,250   0.24 %
163 Sterling Software                  10,000     279,746       270,625   0.24 %
164 Premark International Inc.          7,700     248,255       266,613   0.24 %
165 Ultramar Diamond Shamrock Corp.    10,962     344,496       265,829   0.24 %
166 TCF Financial Corporation          10,900     346,368       263,644   0.23 %
167 Northeast Utilities                16,400     328,339       262,400   0.23 %
168 Calenergy                           7,500     228,204       260,156   0.23 %
169 Wilmington Trust                    4,200     167,738       258,825   0.23 %
170 Tech Data Corp.                     6,400     275,713       257,600   0.23 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
171 Everest Reinsurance Holdings        6,800 $   254,890 $     254,890   0.23 %
172 SPX Corp Com                        3,800     176,049       254,600   0.23 %
173 Fore Systems Inc.                  13,900     150,438       254,544   0.23 %
174 Clayton Homes Inc.                 18,214     203,790       251,577   0.22 %
175 Manpower Inc.                       9,900     326,118       249,356   0.22 %
176 Outback Steakhouse                  6,200     189,654       247,225   0.22 %
177 Pacific Century Financial Corp.    10,100     195,495       246,188   0.22 %
178 Steris Corp                         8,600     252,931       244,563   0.22 %
179 City National Corporation           5,800     116,892       241,425   0.21 %
180 Cabot Corporation                   8,600     192,276       240,263   0.21 %
181 Borders Group, IN                   9,600     326,598       239,400   0.21 %
182 Interstate Bakeries                 9,000     241,126       237,938   0.21 %
183 Comsat Corporation                  6,600     159,214       237,600   0.21 %
184 Brinker Intl. Inc.                  8,225     155,945       237,497   0.21 %
185 Keysone Fin. Inc.                   6,400     195,916       236,800   0.21 %
186 Microship Technology                6,400     145,964       236,800   0.21 %
187 WFT                                12,221     490,102       236,782   0.21 %
188 Gatx Corporation                    6,200     176,399       234,825   0.21 %
189 Ross Stores                         5,900     282,988       232,313   0.21 %
190 Kansas City Power & Light Co.       7,800     204,384       231,075   0.21 %
191 Murphy Oil Corporation              5,600     238,003       231,000   0.21 %
192 Agourn                              3,900     152,138       229,125   0.20 %
193 Tiffany & Co.                       4,400     134,669       228,250   0.20 %
194 Policy Management Systems Corp.     4,500     137,208       227,250   0.20 %
195 Sotheby's Holdings Inc.             7,100     117,307       227,200   0.20 %
196 CNF Transportation Inc.             6,000     175,888       225,375   0.20 %
197 Illinova Corporation                9,000     232,737       225,000   0.20 %
198 TCA Cable Tv                        6,300     113,877       224,831   0.20 %
199 Westpoint Stevens                   7,100     247,247       224,094   0.20 %
200 Reynolds & Reynolds Company         9,700     151,227       222,494   0.20 %
201 Dole Food Inc.                      7,400     268,747       222,000   0.20 %
202 RPM, Inc.                          13,875     194,291       222,000   0.20 %
203 Airborne Freight Corporation        6,100     130,526       219,981   0.20 %
204 BJ'S Club                           4,700     149,131       217,669   0.19 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
205 ICN Pharmacueticals                 9,600 $   417,237 $     217,200   0.19 %
206 National Fuel Gas Co.               4,800     183,879       216,900   0.19 %
207 Teleflex                            4,700     123,775       214,438   0.19 %
208 Informix Corporation               21,600     299,501       213,300   0.19 %
209 Covance Inc.                        7,300     154,969       212,613   0.19 %
210 Noble Drilling Corporation         16,400     318,062       212,175   0.19 %
211 Fastenal Company                    4,800     198,115       211,200   0.19 %
212 Trinity Industries                  5,450     180,450       209,825   0.19 %
213 KN Energy                           5,700     305,316       207,338   0.18 %
214 Platinum Technology                10,800     317,806       206,550   0.18 %
215 York International                  5,000     214,363       204,063   0.18 %
216 Provident Financial                 5,400     248,244       203,850   0.18 %
217 A.C. Nielson Corporation            7,200     134,409       203,400   0.18 %
218 Modis Professional                 14,000     463,231       203,000   0.18 %
219 Pssi                                8,800     183,094       202,400   0.18 %
220 Dean Foods Co.                      4,900     187,106       199,981   0.18 %
221 Questar Corporation                10,300     181,627       199,563   0.18 %
222 Global Marine Inc.                 21,700     269,799       199,369   0.18 %
223 Payless Shoesource                  4,200     193,785       198,975   0.18 %
224 Minnesota Power And Light Co.       4,500     158,724       198,000   0.18 %
225 Trigon Healthcare                   5,300     190,763       197,756   0.18 %
226 Carlisle Companies Inc.             3,800     105,796       196,175   0.17 %
227 Beckman Instrs Inc.                 3,600     137,682       195,300   0.17 %
228 Chris Craft Industries Inc.         4,050     165,167       195,159   0.17 %
229 First Brand Corporation             4,900     111,153       193,244   0.17 %
230 Atmel Corporation                  12,500     263,277       191,406   0.17 %
231 Pentair Inc.                        4,800     138,255       191,100   0.17 %
232 Officemax Inc.                     15,700     229,202       190,363   0.17 %
233 FBN                                 7,100     189,561       189,561   0.17 %
234 Warnaco Group, Inc.                 7,500     225,070       189,375   0.17 %
235 MCN Energy Group Inc.               9,900     229,825       188,719   0.17 %
236 The PMI Group Inc.                  3,800     208,291       187,625   0.17 %
237 Crompton Knowles Corporation        9,000     179,528       186,188   0.17 %
238 Meritor Automotive                  8,700     201,010       184,331   0.16 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
239 Hon Inds. Inc.                      7,700 $   156,538 $     184,319   0.16 %
240 Aliant Communications               4,500      92,753       183,938   0.16 %
241 Ensco International                17,200     274,585       183,825   0.16 %
242 Ivax Corp.                         14,700     279,159       182,831   0.16 %
243 Foundation Health Systems Inc.     15,300     402,790       182,644   0.16 %
244 Media General Inc.                  3,400     117,699       180,200   0.16 %
245 Houghton Miffein Company            3,800      96,969       179,550   0.16 %
246 Cracker Barrel Old Country
    Store Inc.                          7,650     211,027       178,341   0.16 %
247 Lubizol Corporation                 6,900     219,147       177,244   0.16 %
248 Lee Enterprises Inc.                5,600     125,870       176,400   0.16 %
249 Universal Foods                     6,400     120,071       175,600   0.16 %
250 Noble Affiliates Inc.               7,100     235,779       174,838   0.16 %
251 AK Steel Holding Corporation        7,400     150,721       173,900   0.15 %
252 Lyondell Petrochemical              9,600     248,866       172,800   0.15 %
253 Cordant                             4,600     114,832       172,500   0.15 %
254 Nabors Inds. Inc.                  12,600     212,971       170,888   0.15 %
255 Harsco Corporation                  5,600     179,956       170,450   0.15 %
256 Idacorp Inc. Hldg.                  4,700     143,374       170,081   0.15 %
257 Dentsply Intl. Inc.                 6,600     143,203       169,950   0.15 %
258 Lancaster Colony Corporation        5,265     146,575       169,138   0.15 %
259 Olin Corp Com Par                 $15,900     210,467       167,044   0.15 %
260 Nevada Power Co.                    6,400     147,647       166,400   0.15 %
261 AGL Resources                       7,200     137,814       166,050   0.15 %
262 Tidewater Inc.                      7,100     249,333       164,631   0.15 %
263 Pittston Brink's Group              5,100     150,901       162,563   0.14 %
264 Borg-Warner Automotive, Inc.        2,900     156,615       161,856   0.14 %
265 Cambridge Tech. Partn.              7,300     152,900       161,513   0.14 %
266 Hawaiian Electric Ind Inc.          4,000     151,846       161,000   0.14 %
267 Rayonier Inc.                       3,500     131,692       160,781   0.14 %
268 Kaydon Corporation                  4,000      95,342       160,250   0.14 %
269 Federal Signal Corporation          5,700     125,087       156,038   0.14 %
270 Ogden Corporation                   6,200     132,593       155,388   0.14 %
271 Washington Gas Light                5,700     129,125       154,613   0.14 %
272 Comp-USA Inc.                      11,800     325,078       154,138   0.14 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
273 Smith International Inc.            6,000 $   200,879 $     151,125   0.13 %
274 Oxford Health Plans                10,100     478,556       150,238   0.13 %
275 Symantec Corporation                6,900     140,182       150,075   0.13 %
276 HSB Group, Inc.                     3,650     140,512       149,878   0.13 %
277 Unifi, Inc.                         7,650     223,768       149,653   0.13 %
278 Micro Warehouse, Inc.               4,400     153,032       148,775   0.13 %
279 Valero Refining & Marketing Co.     7,000     156,331       148,750   0.13 %
280 Universal Corporation               4,200     130,613       147,525   0.13 %
281 Newport News Shipbuilding           4,400      83,998       147,125   0.13 %
282 Kelly Services Inc.                 4,600     145,914       146,050   0.13 %
283 Alaska Air Group, Inc.              3,300     126,748       146,025   0.13 %
284 Pennzoil-Quaker State Co.           9,774     155,994       144,775   0.13 %
285 Wallace Computer                    5,400     123,778       142,425   0.13 %
286 B J Svcs. Co.                       9,100     193,242       142,188   0.13 %
287 Varian Associates                   3,700     161,540       140,138   0.12 %
288 Albemarle Corporation               5,900     107,699       140,125   0.12 %
289 General Nutritiion Inc.             8,600     251,091       139,750   0.12 %
290 Precision Castparts Corporation     3,100     144,429       137,175   0.12 %
291 Circus Circus Enterprises Inc.     11,900     329,198       136,106   0.12 %
292 Vlasic Food                         5,700     134,526       135,731   0.12 %
293 Modine Manufacturing Co.            3,700     103,109       134,125   0.12 %
294 Ruddick Corporation                 5,800      75,945       133,400   0.12 %
295 GTech Holdings Corporation          5,200     164,337       133,250   0.12 %
296 Bob Evans Farms Inc.                5,100      97,781       132,919   0.12 %
297 Claires Stores Inc.                 6,375      78,866       130,688   0.12 %
298 Jacobs Engr. Group Inc.             3,200      88,904       130,400   0.12 %
299 Alexander & Baldwin Inc.            5,600     141,514       130,200   0.12 %
300 Gencorp Inc.                        5,200      96,556       129,675   0.12 %
301 Arvin Industries Inc.               3,100      96,451       129,231   0.11 %
302 Donaldson Co. Inc.                  6,100      89,671       126,575   0.11 %
303 First Health Group                  7,600     185,892       125,875   0.11 %
304 Vishay Intertechnology              8,481     233,633       122,975   0.11 %
305 Tecumseh Product                    2,600     141,351       121,225   0.11 %
306 WASAU                               6,788     134,134       120,063   0.11 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
307 Vanguard Cellular                   4,600 $    94,422 $     118,738   0.11 %
308 Quorem Health Group                 9,000     222,752       116,438   0.10 %
309 Ferro Corporation                   4,475      94,718       116,350   0.10 %
310 Granite Construction Inc.           3,450      48,525       115,791   0.10 %
311 Cytec Ind. Inc.                     5,400     212,577       114,750   0.10 %
312 Witco Corp.                         7,200     216,527       114,750   0.10 %
313 Minerals Technologies               2,800     109,370       114,625   0.10 %
314 Carter Wallace Inc.                 5,700     124,993       111,863   0.10 %
315 Pioneer Natural Resources Co.      12,600     356,954       110,250   0.10 %
316 Wisconsin Central Transport         6,400     182,950       110,000   0.10 %
317 ASA Hldgs. Inc.                     3,600     111,356       109,800   0.10 %
318 Bandag Inc.                         2,700     138,202       107,831   0.10 %
319 Scholastic Corporation              2,000     107,738       107,250   0.10 %
320 Public Service Co.                  5,200      89,188       106,275   0.09 %
321 Standard Register Co.               3,400      93,321       105,188   0.09 %
322 Hunt JB Trans. Svcs. Inc.           4,500     103,564       103,500   0.09 %
323 Nordson Corporation                 2,000     105,132       102,750   0.09 %
324 Lands' End Inc.                     3,800      80,736       102,363   0.09 %
325 Suiza Foods Corp.                   2,000     101,975       101,975   0.09 %
326 Ucar International, Inc.            5,600     231,062        99,750   0.09 %
327 Chesapeake Corp.                    2,700      84,169        99,563   0.09 %
328 Banta Corporation                   3,600      90,070        98,550   0.09 %
329 Pennzenergy                         6,000      93,295        97,875   0.09 %
330 Callaway Golf Co.                   9,400     210,223        96,350   0.09 %
331 Cleco Corp.                         2,800      76,175        96,075   0.09 %
332 Superior Industries                 3,400      96,522        94,563   0.08 %
333 Schulman A Inc.                     4,150      94,839        94,153   0.08 %
334 Indiana Energy Inc.                 3,733      67,997        91,925   0.08 %
335 Carpenter Technology                2,700     111,792        91,631   0.08 %
336 Structural Dynamic                  4,600      91,099        91,425   0.08 %
337 Dexter Corporation                  2,900      83,548        91,169   0.08 %
338 Cypress Semiconducter Corporation  10,800     130,467        89,775   0.08 %
339 Ametek                              4,000      71,552        89,250   0.08 %
340 Imation Corporation                 5,100     113,136        89,250   0.08 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
341 J M Smucker Co CL A                 3,600 $    88,487 $      89,100   0.08 %
342 Mark IV Industries Inc.             6,805     129,038        88,465   0.08 %
343 Beverly Enterprises                12,800     156,453        86,400   0.08 %
344 Church & Dwight Co.                 2,400      66,410        86,250   0.08 %
345 Burlington Inds. Inc.               7,800      88,459        85,800   0.08 %
346 Fuller (H.B.) Co.                   1,700      76,207        81,813   0.07 %
347 Perrigo Co.                         9,200     186,711        81,075   0.07 %
348 Flowserve Corporation               4,850     134,958        80,328   0.07 %
349 OEI                                12,700     283,298        80,169   0.07 %
350 Airgas Inc.                         8,800     176,000        78,650   0.07 %
351 Kennametal Inc.                     3,700     126,722        78,625   0.07 %
352 Cirrus Logic Inc.                   8,000     139,930        78,500   0.07 %
353 Sequa Corporation                   1,300      58,347        77,838   0.07 %
354 CMP Group Inc. Hol                  4,100      78,825        77,388   0.07 %
355 Hanna (M.A.) Co.                    6,200     106,989        76,338   0.07 %
356 Lance Inc.                          3,800      80,683        75,763   0.07 %
357 Longview Fibre Co.                  6,500     109,406        75,156   0.07 %
358 Olsten Corp. Com                   10,150     212,479        74,856   0.07 %
359 Albany Intl. Corporation            3,914      75,713        74,116   0.07 %
360 Overseas Shipholding Group Inc.     4,600      90,425        73,888   0.07 %
361 Black Hills Inc.                    2,700      49,992        71,213   0.06 %
362 Ranger Oil Ltd.                    15,800     117,939        70,113   0.06 %
363 Nine West Group                     4,500     145,122        70,031   0.06 %
364 Mentor Graphics Corporation         8,200     101,096        69,700   0.06 %
365 Sbarro Inc.                         2,600      63,173        68,088   0.06 %
366 Rollins, Inc.                       3,850      86,402        67,375   0.06 %
367 Buffets Inc.                        5,600      75,155        66,850   0.06 %
368 Sequent Computer Systems Inc.       5,500      98,826        66,344   0.06 %
369 Glatfelter Ph & Company             5,300      93,159        65,588   0.06 %
370 Sensormatic Electronics Corp.       9,350     187,472        64,866   0.06 %
371 Unisource Worldwide Inc.            8,800     150,831        63,800   0.06 %
372 Integrated Device Tech.            10,300     161,673        63,088   0.06 %
373 Concentra Managed Care Inc.         5,900     176,501        63,056   0.06 %
374 Varco International                 8,100      77,591        62,775   0.06 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST



PORFOLIO
AS OF DECEMBER 31, 1998
                                                                      Percentage
Port-                                                                   of Total
folio                                                                     Market
No.           Common Stocks            Shares     Cost (1)    Value (1)    Value
___           _____________            ______     ________    _________    ___
375 Georgia Gulf Corporation            3,900 $   103,861 $      62,644   0.06 %
376 Calmat Co.                          2,000      43,885        61,750   0.05 %
377 Ethyl Corporation                  10,500     100,069        61,031   0.05 %
378 International Multifoods Corp.      2,300      56,026        59,369   0.05 %
379 Agco Corporation                    7,500     212,587        59,063   0.05 %
380 Apria Healthcare Group              6,500     141,746        58,094   0.05 %
381 Watts Industries                    3,400      76,544        56,525   0.05 %
382 Cleveland Cliffs Inc.               1,400      60,101        56,438   0.05 %
383 Maxxam Inc.                           900      38,759        51,638   0.05 %
384 Dreyers Grand Ice Cream Inc.        3,400      52,556        51,425   0.05 %
385 Acuson Common                       3,400      61,415        50,575   0.04 %
386 Heilg-Meyers Co.                    7,475     128,350        49,989   0.04 %
387 Arnold Inds.                        3,100      51,808        49,988   0.04 %
388 Seagull Energy Corporation          7,900     154,927        49,869   0.04 %
389 Lawter International                4,100      50,725        47,663   0.04 %
390 ENC                                 2,000      61,724        46,500   0.04 %
391 Magnetek Inc.                       4,000      66,413        46,250   0.04 %
392 Inland STL Inds.                    2,700      74,804        45,563   0.04 %
393 Lone Star Steakhouse                4,900     142,574        45,019   0.04 %
394 NCH Corporation                       700      43,111        41,650   0.04 %
395 Wellman, Inc.                       3,900      86,408        39,731   0.04 %
396 Oregon Steel Mills Inc.             3,200      61,761        38,000   0.03 %
397 Calgon Carbon Corporation           4,900      69,704        36,750   0.03 %
398 Information Res. Inc.               3,500      75,545        35,656   0.03 %
399 Stewart & Stevenson                 3,500     102,726        34,125   0.03 %
400 OEA Inc.                            2,600      70,346        30,713   0.03 %
401 Parker Drilling Co.                 9,600      68,820        30,600   0.03 %
                                   3,577,052 $94,497,809  $112,494,633 100.000 %
                                ========== ============= ============ ==========


NOTE:
(1) See Notes to Financial Statements.
                                                                 D - 18

                             Defined
                             Asset FundsSM


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                                                      14124--4/99